Stock Options and Grants (Details Textual)	1 Months Ended		6 Months Ended		12 Months Ended
	Nov. 01, 2016 USD ($) Employees Directors $ / shares shares	Oct. 26, 2016 shares	Dec. 31, 2016 USD ($) $ / shares shares	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)
Successor [Member]
Stock Options and Grants (Textual)
Stock-based compensation			$ 188,343
Unrecognized compensation costs			$ 179,881
Non-vested stock options weighted average period			1 year 8 months 5 days
Stock price | $ / shares			$ 3.0
Predecessor [Member]
Stock Options and Grants (Textual)
Stock-based compensation				$ 119,146	$ 192,776
2016 Plan [Member] | Paul Galvin [Member]
Stock Options and Grants (Textual)
Granted options to purchase | shares	111,606
Exercise price | $ / shares	$ 3.00
Fair value of options	$ 272,834
2016 Plan [Member] | Stevan Armstrong [Member]
Stock Options and Grants (Textual)
Granted options to purchase | shares	43,677
Exercise price | $ / shares	$ 3.00
Fair value of options	$ 272,834
2016 Plan [Member] | Director [Member]
Stock Options and Grants (Textual)
Granted options to purchase | shares	63,333
Exercise price | $ / shares	$ 3.00
Fair value of options	$ 272,834
Number of directors | Directors	4
2016 Plan [Member] | Successor [Member]
Stock Options and Grants (Textual)
Restricted stock or options issued | shares		500,000
Common stock available for issuance | shares			204,499
2016 Plan One [Member] | Mahesh Shetty [Member]
Stock Options and Grants (Textual)
Granted options to purchase | shares	21,828
Exercise price | $ / shares	$ 3.00
Fair value of options	$ 95,390
2016 Plan One [Member] | Employee [Member]
Stock Options and Grants (Textual)
Granted options to purchase | shares	54,596
Exercise price | $ / shares	$ 3.00
Fair value of options	$ 95,390
Number of employees | Employees	2